Distribution Date:	11/18/22	CF 2019-CF3 Mortgage Trust
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2019-CF3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		James Buccola		james.buccola@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor	Park Bridge Lender Services LLC
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Asset Representations	Park Bridge Lender Services LLC
Historical Liquidated Loan Detail	24	Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	25		David Rodgers	(212) 230-9025
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Interest Shortfall Detail - Collateral Level	26
		Controlling Class	KKR Real Estate Credit Opportunity Partners II L.P.
Supplemental Notes	27	Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12529TAT0	2.041300%	15,390,000.00	8,032,375.27	263,943.79	13,663.74	0.00	0.00	277,607.53	7,768,431.48	30.30%	30.00%
A-2	12529TAU7	2.941600%	58,585,000.00	58,585,000.00	0.00	143,611.36	0.00	0.00	143,611.36	58,585,000.00	30.30%	30.00%
A-SB	12529TAV5	2.942600%	21,534,000.00	21,534,000.00	0.00	52,804.96	0.00	0.00	52,804.96	21,534,000.00	30.30%	30.00%
A-3	12529TAW3	2.752200%	175,000,000.00	175,000,000.00	0.00	401,362.50	0.00	0.00	401,362.50	175,000,000.00	30.30%	30.00%
A-4	12529TAX1	3.005500%	266,794,000.00	266,794,000.00	0.00	668,207.81	0.00	0.00	668,207.81	266,794,000.00	30.30%	30.00%
A-S	12529TAY9	3.298300%	84,434,000.00	84,434,000.00	0.00	232,073.89	0.00	0.00	232,073.89	84,434,000.00	19.19%	19.00%
B	12529TBB8	3.500200%	31,663,000.00	31,663,000.00	0.00	92,355.69	0.00	0.00	92,355.69	31,663,000.00	15.02%	14.88%
C	12529TBC6	3.726646%	30,703,000.00	30,703,000.00	0.00	95,349.34	0.00	0.00	95,349.34	30,703,000.00	10.98%	10.88%
D	12529TAC7	2.500000%	19,189,000.00	19,189,000.00	0.00	39,977.08	0.00	0.00	39,977.08	19,189,000.00	8.46%	8.38%
E	12529TAE3	2.500000%	15,352,000.00	15,352,000.00	0.00	31,983.33	0.00	0.00	31,983.33	15,352,000.00	6.44%	6.38%
F-RR	12529TAH6	3.726646%	7,675,000.00	7,675,000.00	0.00	23,835.01	0.00	0.00	23,835.01	7,675,000.00	5.43%	5.38%
G-RR	12529TAK9	3.726646%	7,676,000.00	7,676,000.00	0.00	23,838.11	0.00	0.00	23,838.11	7,676,000.00	4.42%	4.38%
H-RR	12529TAM5	3.726646%	8,635,000.00	8,635,000.00	0.00	26,816.32	0.00	0.00	26,816.32	8,635,000.00	3.28%	3.25%
J-RR*	12529TAP8	3.726646%	24,947,113.00	24,947,113.00	0.00	71,022.20	0.00	0.00	71,022.20	24,947,113.00	0.00%	0.00%
VRR Interest	12529TAS2	3.726646%	21,551,091.00	21,344,512.61	7,410.69	66,105.05	0.00	0.00	73,515.74	21,337,101.92	0.00%	0.00%
R	12529TAQ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			789,128,204.00	781,564,000.88	271,354.48	1,983,006.39	0.00	0.00	2,254,360.87	781,292,646.40

X-A	12529TAZ6	0.829026%	537,303,000.00	529,945,375.26	0.00	366,115.24	0.00	0.00	366,115.24	529,681,431.48
X-B	12529TBA0	0.295211%	146,800,000.00	146,800,000.00	0.00	36,114.09	0.00	0.00	36,114.09	146,800,000.00
X-D	12529TAA1	1.226646%	34,541,000.00	34,541,000.00	0.00	35,307.98	0.00	0.00	35,307.98	34,541,000.00
Notional SubTotal			718,644,000.00	711,286,375.26	0.00	437,537.31	0.00	0.00	437,537.31	711,022,431.48

Deal Distribution Total					271,354.48	2,420,543.70	0.00	0.00	2,691,898.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12529TAT0	521.92171995	17.15034373	0.88783236	0.00000000	0.00000000	0.00000000	0.00000000	18.03817609	504.77137622
A-2	12529TAU7	1,000.00000000	0.00000000	2.45133328	0.00000000	0.00000000	0.00000000	0.00000000	2.45133328	1,000.00000000
A-SB	12529TAV5	1,000.00000000	0.00000000	2.45216681	0.00000000	0.00000000	0.00000000	0.00000000	2.45216681	1,000.00000000
A-3	12529TAW3	1,000.00000000	0.00000000	2.29350000	0.00000000	0.00000000	0.00000000	0.00000000	2.29350000	1,000.00000000
A-4	12529TAX1	1,000.00000000	0.00000000	2.50458335	0.00000000	0.00000000	0.00000000	0.00000000	2.50458335	1,000.00000000
A-S	12529TAY9	1,000.00000000	0.00000000	2.74858339	0.00000000	0.00000000	0.00000000	0.00000000	2.74858339	1,000.00000000
B	12529TBB8	1,000.00000000	0.00000000	2.91683321	0.00000000	0.00000000	0.00000000	0.00000000	2.91683321	1,000.00000000
C	12529TBC6	1,000.00000000	0.00000000	3.10553822	0.00000000	0.00000000	0.00000000	0.00000000	3.10553822	1,000.00000000
D	12529TAC7	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
E	12529TAE3	1,000.00000000	0.00000000	2.08333312	0.00000000	0.00000000	0.00000000	0.00000000	2.08333312	1,000.00000000
F-RR	12529TAH6	1,000.00000000	0.00000000	3.10553876	0.00000000	0.00000000	0.00000000	0.00000000	3.10553876	1,000.00000000
G-RR	12529TAK9	1,000.00000000	0.00000000	3.10553804	0.00000000	0.00000000	0.00000000	0.00000000	3.10553804	1,000.00000000
H-RR	12529TAM5	1,000.00000000	0.00000000	3.10553793	0.00000000	0.00000000	0.00000000	0.00000000	3.10553793	1,000.00000000
J-RR	12529TAP8	1,000.00000000	0.00000000	2.84691058	0.25862792	6.56887112	0.00000000	0.00000000	2.84691058	1,000.00000000
VRR Interest	12529TAS2	990.41448110	0.34386612	3.06736443	0.00840561	0.21349592	0.00000000	0.00000000	3.41123055	990.07061499
R	12529TAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12529TAZ6	986.30637696	0.00000000	0.68139437	0.00000000	0.00000000	0.00000000	0.00000000	0.68139437	985.81513872
X-B	12529TBA0	1,000.00000000	0.00000000	0.24600879	0.00000000	0.00000000	0.00000000	0.00000000	0.24600879	1,000.00000000
X-D	12529TAA1	1,000.00000000	0.00000000	1.02220492	0.00000000	0.00000000	0.00000000	0.00000000	1.02220492	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/22 - 10/30/22	30	0.00	13,663.74	0.00	13,663.74	0.00	0.00	0.00	13,663.74	0.00
A-2	10/01/22 - 10/30/22	30	0.00	143,611.36	0.00	143,611.36	0.00	0.00	0.00	143,611.36	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	52,804.96	0.00	52,804.96	0.00	0.00	0.00	52,804.96	0.00
A-3	10/01/22 - 10/30/22	30	0.00	401,362.50	0.00	401,362.50	0.00	0.00	0.00	401,362.50	0.00
A-4	10/01/22 - 10/30/22	30	0.00	668,207.81	0.00	668,207.81	0.00	0.00	0.00	668,207.81	0.00
X-A	10/01/22 - 10/30/22	30	0.00	366,115.24	0.00	366,115.24	0.00	0.00	0.00	366,115.24	0.00
X-B	10/01/22 - 10/30/22	30	0.00	36,114.09	0.00	36,114.09	0.00	0.00	0.00	36,114.09	0.00
X-D	10/01/22 - 10/30/22	30	0.00	35,307.98	0.00	35,307.98	0.00	0.00	0.00	35,307.98	0.00
A-S	10/01/22 - 10/30/22	30	0.00	232,073.89	0.00	232,073.89	0.00	0.00	0.00	232,073.89	0.00
B	10/01/22 - 10/30/22	30	0.00	92,355.69	0.00	92,355.69	0.00	0.00	0.00	92,355.69	0.00
C	10/01/22 - 10/30/22	30	0.00	95,349.34	0.00	95,349.34	0.00	0.00	0.00	95,349.34	0.00
D	10/01/22 - 10/30/22	30	0.00	39,977.08	0.00	39,977.08	0.00	0.00	0.00	39,977.08	0.00
E	10/01/22 - 10/30/22	30	0.00	31,983.33	0.00	31,983.33	0.00	0.00	0.00	31,983.33	0.00
F-RR	10/01/22 - 10/30/22	30	0.00	23,835.01	0.00	23,835.01	0.00	0.00	0.00	23,835.01	0.00
G-RR	10/01/22 - 10/30/22	30	0.00	23,838.11	0.00	23,838.11	0.00	0.00	0.00	23,838.11	0.00
H-RR	10/01/22 - 10/30/22	30	0.00	26,816.32	0.00	26,816.32	0.00	0.00	0.00	26,816.32	0.00
J-RR	10/01/22 - 10/30/22	30	156,934.99	77,474.21	0.00	77,474.21	6,452.02	0.00	0.00	71,022.20	163,874.37
VRR Interest	10/01/22 - 10/30/22	30	4,406.23	66,286.20	0.00	66,286.20	181.15	0.00	0.00	66,105.05	4,601.07
Totals			161,341.22	2,427,176.86	0.00	2,427,176.86	6,633.17	0.00	0.00	2,420,543.70	168,475.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,691,898.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,445,217.57	Master Servicing Fee	10,139.50
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,184.99
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	336.51
ARD Interest	0.00	Operating Advisor Fee	1,164.31
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.36
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,445,217.57	Total Fees	18,040.68

Principal		Expenses/Reimbursements
Scheduled Principal	271,354.48	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	1,294.28
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,338.89
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	271,354.48	Total Expenses/Reimbursements	6,633.17

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,420,543.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	271,354.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,691,898.18
Total Funds Collected	2,716,572.05	Total Funds Distributed	2,716,572.03

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	781,564,001.17	781,564,001.17	Beginning Certificate Balance	781,564,000.88
(-) Scheduled Principal Collections	271,354.48	271,354.48	(-) Principal Distributions	271,354.48
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	781,292,646.69	781,292,646.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	781,572,661.95	781,572,661.95	Ending Certificate Balance	781,292,646.40
Ending Actual Collateral Balance	781,292,646.69	781,292,646.69

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.29)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.29)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	18,989,070.20	2.43%	85	4.1100	NAP	Defeased	1	18,989,070.20	2.43%	85	4.1100	NAP
	9,999,999 or less	26	158,838,858.15	20.33%	81	3.7364	2.738053	1.39 or less	2	11,012,752.92	1.41%	84	3.4364	0.895750
10,000,000 to 19,999,999		12	167,733,661.80	21.47%	84	3.6952	2.327713	1.40 to 1.44	3	49,122,784.55	6.29%	85	4.0007	1.412188
20,000,000 to 29,999,999		11	276,956,056.54	35.45%	72	3.6377	2.234785	1.45 to 1.54	2	14,499,475.91	1.86%	77	3.9909	1.528069
30,000,000 to 39,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.55 to 1.99	13	160,169,494.68	20.50%	82	3.9297	1.684375
	40,000,000 or greater	3	158,775,000.00	20.32%	84	3.3993	3.035933	2.00 to 2.49	13	204,132,737.95	26.13%	68	3.5617	2.280639
	Totals	53	781,292,646.69	100.00%	79	3.6332	2.498843	2.50 or greater	19	323,366,330.48	41.39%	84	3.4382	3.369499
								Totals	53	781,292,646.69	100.00%	79	3.6332	2.498843
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	18,989,070.20	2.43%	85	4.1100	NAP
							Defeased	1	18,989,070.20	2.43%	85	4.1100	NAP
California	10	154,242,685.24	19.74%	73	3.3200	3.153957
							Industrial	7	73,491,482.40	9.41%	79	3.9703	2.181288
Florida	5	32,722,294.30	4.19%	85	4.0490	1.606940
							Lodging	1	48,000,000.00	6.14%	85	3.6500	4.000000
Georgia	2	57,044,347.52	7.30%	85	3.6321	3.651191
							Mixed Use	4	23,691,241.00	3.03%	84	3.7062	1.628705
Illinois	1	11,050,365.00	1.41%	84	3.6800	2.490000
							Mobile Home Park	2	11,651,791.04	1.49%	85	4.1401	1.755172
Indiana	4	17,152,473.39	2.20%	84	3.9440	1.825892
							Multi-Family	19	195,462,215.94	25.02%	76	3.5469	2.415871
Maryland	2	84,517,418.59	10.82%	84	3.6231	2.417285
							Office	11	270,636,114.72	34.64%	77	3.5398	2.414354
Michigan	1	12,300,000.00	1.57%	84	3.8300	2.800000
							Retail	16	97,728,046.14	12.51%	85	3.7276	2.142771
Minnesota	2	32,100,000.00	4.11%	84	3.4618	2.070935
							Self Storage	6	41,642,685.24	5.33%	85	3.4082	4.320996
Nevada	2	15,219,485.00	1.95%	83	3.8398	1.831056
							Totals	67	781,292,646.69	100.00%	79	3.6332	2.498843
New Jersey	1	18,949,337.65	2.43%	85	3.8950	1.410000

New York	14	115,412,752.92	14.77%	69	3.6893	2.140705

North Carolina	1	8,764,885.00	1.12%	85	3.6690	1.990000

Ohio	2	16,181,791.04	2.07%	60	4.5273	1.669166

Oregon	1	7,247,500.00	0.93%	81	4.4700	2.310000

South Carolina	2	9,446,305.98	1.21%	85	3.4290	2.693669

Tennessee	2	7,069,721.00	0.90%	84	3.8086	1.875944

Texas	3	63,362,237.95	8.11%	85	3.7596	2.648898

Virginia	2	5,346,555.91	0.68%	66	4.0951	1.543820

Washington	2	57,475,000.00	7.36%	84	3.1848	3.168130

Washington, DC	7	36,698,420.00	4.70%	85	3.7514	1.503785

Totals	67	781,292,646.69	100.00%	79	3.6332	2.498843

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	18,989,070.20	2.43%	85	4.1100	NAP	Defeased	1	18,989,070.20	2.43%	85	4.1100	NAP
	3.7499% or less	29	489,033,170.68	62.59%	78	3.3848	2.868694	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	17	234,119,983.00	29.97%	84	3.9641	1.900444	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	5	32,520,422.81	4.16%	81	4.3977	2.058951	25 months to 36 months	47	695,836,591.49	89.06%	79	3.5947	2.560318
	4.7500% or greater	1	6,630,000.00	0.85%	24	5.1500	1.740000	37 months to 48 months	5	66,466,985.00	8.51%	80	3.8993	2.177765
	Totals	53	781,292,646.69	100.00%	79	3.6332	2.498843	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	781,292,646.69	100.00%	79	3.6332	2.498843
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	18,989,070.20	2.43%	85	4.1100	NAP	Defeased	1	18,989,070.20	2.43%	85	4.1100	NAP
	60 months or less	4	63,029,475.91	8.07%	25	3.5908	2.238213	Interest Only	31	575,963,385.00	73.72%	78	3.5381	2.667585
61 months to 84 months		23	356,710,845.90	45.66%	83	3.5093	2.401362	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	25	342,563,254.68	43.85%	85	3.7435	2.710878	300 months to 359 months	21	186,340,191.49	23.85%	84	3.8784	2.092311
	Totals	53	781,292,646.69	100.00%	79	3.6332	2.498843	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	781,292,646.69	100.00%	79	3.6332	2.498843
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	18,989,070.20	2.43%	85	4.1100	NAP				None
Underwriter's Information		5	64,671,446.90	8.28%	84	3.9426	1.965845
	12 months or less	43	631,582,653.68	80.84%	78	3.5492	2.665390
	13 months to 24 months	3	41,249,475.91	5.28%	82	3.9818	1.958733
	25 months or greater	1	24,800,000.00	3.17%	85	4.0195	1.410000
	Totals	53	781,292,646.69	100.00%	79	3.6332	2.498843
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30317239	OF	Rockville	MD	Actual/360	3.398%	177,904.18	0.00	0.00	N/A	11/01/29	--	60,800,000.00	60,800,000.00	11/05/22
2A1C6	30317241	OF	Los Angeles	CA	Actual/360	3.005%	64,680.21	0.00	0.00	N/A	11/09/29	--	25,000,000.00	25,000,000.00	11/09/22
2A1C7	30317242				Actual/360	3.005%	64,680.21	0.00	0.00	N/A	11/09/29	--	25,000,000.00	25,000,000.00	11/09/22
3	30317243	MF	Puyallup	WA	Actual/360	3.160%	135,987.53	0.00	0.00	N/A	11/01/29	--	49,975,000.00	49,975,000.00	11/01/22
4	30504610	LO	Atlanta	GA	Actual/360	3.650%	150,866.67	0.00	0.00	N/A	12/01/29	--	48,000,000.00	48,000,000.00	11/01/22
5B	30317332				Actual/360	3.705%	21,596.25	0.00	0.00	N/A	12/06/29	--	6,769,100.00	6,769,100.00	11/06/22
5A	30317244	Various Various		Various	Actual/360	3.705%	86,384.99	0.00	0.00	N/A	12/06/29	--	27,076,400.00	27,076,400.00	11/06/22
6A4	30317245	OF	St. Paul	MN	Actual/360	3.400%	29,277.78	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	11/06/22
6A5	30317246				Actual/360	3.400%	29,277.78	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	11/06/22
6A6	30317247				Actual/360	3.400%	14,638.89	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	11/06/22
6A7	30317248				Actual/360	3.400%	14,638.89	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	11/06/22
7	30317068	OF	San Francisco	CA	Actual/360	3.303%	81,345.55	0.00	0.00	N/A	11/06/24	--	28,600,000.00	28,600,000.00	11/06/22
8	30317249	RT	Miami Beach	FL	Actual/360	4.003%	90,139.78	0.00	0.00	N/A	12/06/29	--	26,150,000.00	26,150,000.00	11/06/22
9	30504337	MF	New York	NY	Actual/360	3.410%	73,417.84	0.00	0.00	N/A	11/06/24	--	25,000,000.00	25,000,000.00	11/06/22
10	30502514	OF	New York	NY	Actual/360	3.914%	84,259.72	0.00	0.00	N/A	03/11/29	--	25,000,000.00	25,000,000.00	11/11/22
11	30317250	OF	Dallas	TX	Actual/360	4.016%	85,233.38	34,351.17	0.00	N/A	12/06/29	--	24,646,589.12	24,612,237.95	11/06/22
12	30504503	OF	Linthicum Heights	MD	Actual/360	4.200%	85,909.44	36,344.85	0.00	N/A	11/06/29	--	23,753,763.44	23,717,418.59	11/06/22
13	30317251	MF	Brooklyn	NY	Actual/360	4.019%	85,838.66	0.00	0.00	N/A	12/01/29	--	24,800,000.00	24,800,000.00	05/01/22
14	30317252	MF	Conroe	TX	Actual/360	3.480%	65,926.67	0.00	0.00	N/A	12/01/29	--	22,000,000.00	22,000,000.00	11/01/22
15	30317253	IN	Edison	NJ	Actual/360	3.895%	63,659.30	30,617.06	0.00	N/A	12/01/29	--	18,979,954.71	18,949,337.65	11/01/22
16	30317254	MF	Indianapolis	IN	Actual/360	4.110%	67,309.70	29,446.03	0.00	N/A	12/06/29	--	19,018,516.23	18,989,070.20	11/06/22
17	30317255	Various Brooklyn		NY	Actual/360	3.710%	60,699.72	0.00	0.00	N/A	09/06/29	--	19,000,000.00	19,000,000.00	11/06/22
18	30317256	RT	Westlake Village	CA	Actual/360	3.115%	48,282.50	0.00	0.00	N/A	12/01/29	--	18,000,000.00	18,000,000.00	11/01/22
19	30317257	MF	Houston	TX	Actual/360	3.750%	54,088.54	0.00	0.00	N/A	12/01/29	--	16,750,000.00	16,750,000.00	11/01/22
20	30317258	IN	Vista	CA	Actual/360	4.400%	56,833.33	0.00	0.00	N/A	12/01/29	--	15,000,000.00	15,000,000.00	11/01/22
21	30317259	IN	Various	Various	Actual/360	3.680%	43,090.55	0.00	0.00	N/A	11/01/29	--	13,598,000.00	13,598,000.00	11/01/22
22	30317260	MF	Roseville	MI	Actual/360	3.830%	40,566.08	0.00	0.00	N/A	11/01/29	--	12,300,000.00	12,300,000.00	11/01/22
23	30317261	IN	Las Vegas	NV	Actual/360	3.750%	36,596.54	18,977.33	0.00	N/A	10/06/29	--	11,333,122.08	11,314,144.75	11/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	30317262	SS	Bellflower	CA	Actual/360	3.385%	32,477.19	19,755.50	0.00	N/A	12/01/29	--	11,141,934.90	11,122,179.40	11/01/22
25	30317263	RT	Various	Various	Actual/360	3.881%	39,101.08	0.00	0.00	N/A	11/06/29	--	11,700,000.00	11,700,000.00	11/06/22
26	30317264	MH	New Philadelphia	OH	Actual/360	4.095%	33,728.25	13,113.86	0.00	N/A	12/01/29	--	9,564,904.90	9,551,791.04	11/01/22
27	30317265	OF	Alpharetta	GA	Actual/360	3.537%	27,591.94	14,812.65	0.00	N/A	11/06/29	--	9,059,160.17	9,044,347.52	11/06/22
28	30317266	OF	Chapel Hill	NC	Actual/360	3.669%	27,691.92	0.00	0.00	N/A	12/06/29	--	8,764,885.00	8,764,885.00	11/06/22
29	30504608	RT	Lancaster	SC	Actual/360	3.350%	24,952.85	0.00	0.00	N/A	12/01/29	--	8,650,000.00	8,650,000.00	11/01/22
30	30317267	MF	Marina	CA	Actual/360	3.355%	24,556.74	0.00	0.00	N/A	12/01/29	--	8,500,000.00	8,500,000.00	11/01/22
31	30317268	RT	New York	NY	Actual/360	3.877%	26,708.22	0.00	0.00	N/A	12/06/29	--	8,000,000.00	8,000,000.00	11/06/22
32	30317269	SS	Fremont	CA	Actual/360	3.695%	25,454.44	0.00	0.00	N/A	11/06/29	--	8,000,000.00	8,000,000.00	11/06/22
33	30317270	IN	West Henrietta	NY	Actual/360	3.170%	21,837.78	0.00	0.00	N/A	11/01/29	--	8,000,000.00	8,000,000.00	11/01/22
34	30317271	SS	Bellevue	WA	Actual/360	3.350%	21,635.42	0.00	0.00	N/A	12/06/29	--	7,500,000.00	7,500,000.00	11/06/22
35	30317272	OF	Eugene	OR	Actual/360	4.470%	27,896.84	0.00	0.00	N/A	08/01/29	--	7,247,500.00	7,247,500.00	11/01/22
36	30317273	SS	Chino	CA	Actual/360	3.385%	19,472.55	11,844.93	0.00	N/A	12/01/29	--	6,680,439.87	6,668,594.94	11/01/22
37	30317274	IN	Walbridge	OH	Actual/360	5.150%	29,402.21	0.00	0.00	N/A	11/01/24	--	6,630,000.00	6,630,000.00	11/01/22
38	30317275	MF	New York	NY	Actual/360	2.875%	13,922.62	10,970.93	0.00	N/A	11/01/29	--	5,623,723.85	5,612,752.92	11/01/22
39	30317276	MF	Bloomington	IN	Actual/360	3.990%	18,570.51	8,609.31	0.00	N/A	11/01/29	--	5,404,951.18	5,396,341.87	11/01/22
40	30317277	RT	Various	Various	Actual/360	4.287%	19,866.25	8,050.87	0.00	N/A	12/06/29	--	5,381,497.77	5,373,446.90	11/06/22
41	30317278	MF	Washington	DC	Actual/360	4.020%	18,693.00	0.00	0.00	N/A	12/06/29	--	5,400,000.00	5,400,000.00	11/06/22
42	30317279	SS	South Gate	CA	Actual/360	3.235%	12,803.17	8,373.03	0.00	N/A	12/01/29	--	4,596,042.33	4,587,669.30	11/01/22
43	30317280	RT	Las Vegas	NV	Actual/360	4.100%	13,809.67	6,131.93	0.00	N/A	10/01/29	--	3,911,472.18	3,905,340.25	11/01/22
44	30317281	SS	South El Monte	CA	Actual/360	3.235%	10,505.17	6,870.17	0.00	N/A	12/01/29	--	3,771,111.77	3,764,241.60	11/01/22
45	30317282	MF	Bloomington	IN	Actual/360	3.920%	12,586.73	5,143.82	0.00	N/A	12/01/29	--	3,728,789.06	3,723,645.24	11/01/22
46	30317283	OF	Tampa	FL	Actual/360	4.160%	10,224.03	4,376.53	0.00	N/A	12/01/29	--	2,854,102.19	2,849,725.66	11/01/22
47	30317284	MF	Richmond	VA	Actual/360	4.450%	10,741.10	3,564.51	0.00	N/A	12/01/26	--	2,803,040.42	2,799,475.91	11/01/22
48	30317285	MH	Shafer	MN	Actual/360	4.345%	7,857.21	0.00	0.00	N/A	11/06/29	--	2,100,000.00	2,100,000.00	11/06/22
Totals							2,445,217.57	271,354.48	0.00				781,564,001.17	781,292,646.69
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,358,228.00	25,049,274.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1C6	95,143,440.49	116,678,282.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1C7	95,143,440.49	116,678,282.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,183,294.09	4,093,574.91	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,063,254.00	7,878,751.03	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	1,717,073.63	2,069,638.24	--	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	1,717,073.63	2,069,638.24	--	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	7,336,044.74	7,630,167.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A5	7,336,044.74	7,630,167.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	7,336,044.74	7,630,167.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A7	7,336,044.74	7,630,167.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	19,262,604.65	17,142,476.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,751,066.88	0.00	--	--	--	0.00	0.00	0.00	0.00	11,708.49	0.00
9	7,375,881.96	11,019,130.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	56,778,937.87	13,766,950.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,861,977.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,990,555.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	833,526.12	525,918.83	--	--	10/11/22	374,168.41	2,588.59	83,813.17	506,588.49	145,277.84	0.00
14	2,460,459.00	2,613,594.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,705,618.33	1,704,045.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,594,668.59	2,252,419.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	1,722,479.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,366,312.00	1,370,184.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,389,642.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,198,206.13	1,275,594.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1,998,188.00	1,977,287.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	951,186.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	903,261.00	929,964.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,011,987.98	1,024,116.71	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	809,037.00	719,335.09	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	910,501.36	898,587.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,516,394.97	1,637,476.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	618,116.18	647,390.51	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	696,565.02	753,201.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,152,409.00	1,186,946.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,863,894.91	2,002,004.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	738,225.00	766,230.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,121,875.00	1,217,206.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	688,807.00	697,590.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	537,004.90	216,499.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	487,545.00	536,744.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	577,689.59	503,796.70	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	182,196.40	255,367.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,522,820.00	1,563,720.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	489,991.00	985,978.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	980,739.00	1,925,614.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	395,498.00	427,600.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	312,478.00	700,260.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	181,036.63	222,835.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	364,886,887.75	380,226,649.91				374,168.41	2,588.59	83,813.17	506,588.49	156,986.33	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.633163%	3.606359%	79
10/17/22	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.633237%	3.606431%	80
09/16/22	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.633318%	3.606510%	81
08/17/22	0	0.00	1	24,800,000.00	0	0.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.633392%	3.606582%	82
07/15/22	1	24,800,000.00	0	0.00	0	0.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.633466%	3.606654%	83
06/17/22	0	0.00	0	0.00	0	0.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.633545%	3.606732%	84
05/17/22	0	0.00	0	0.00	0	0.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.633616%	3.606801%	85
04/15/22	0	0.00	0	0.00	0	0.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.633694%	3.606876%	86
03/17/22	0	0.00	0	0.00	0	0.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.633764%	3.606944%	87
02/17/22	0	0.00	0	0.00	0	0.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.633853%	3.607031%	88
01/18/22	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.633841%	3.607021%	89
12/17/21	0	0.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.633992%	3.607166%	90
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	30317251	05/01/22	5	6	83,813.17	506,588.49	165,569.57	24,800,000.00	06/01/20	2		10/20/21
Totals					83,813.17	506,588.49	165,569.57	24,800,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		60,230,000	60,230,000		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		2,799,476	2,799,476		0	0
> 60 Months		718,263,171	693,463,171		0	24,800,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	781,292,647	756,492,647	0	0	0	24,800,000
Oct-22	781,564,001	756,764,001	0	0	0	24,800,000
Sep-22	781,852,977	757,052,977	0	0	0	24,800,000
Aug-22	782,122,480	757,322,480	0	0	0	24,800,000
Jul-22	782,391,093	757,591,093	0	0	0	24,800,000
Jun-22	782,677,424	757,877,424	0	0	0	24,800,000
May-22	782,939,148	758,139,148	0	0	0	24,800,000
Apr-22	783,218,264	783,218,264	0	0	0	0
Mar-22	783,478,202	783,478,202	0	0	0	0
Feb-22	783,792,233	783,792,233	0	0	0	0
Jan-22	783,882,856	759,082,856	0	0	24,800,000 0
Dec-21	784,307,463	759,507,463	0	24,800,000	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	30317251	24,800,000.00	24,800,000.00	27,800,000.00	11/04/21	1,421,018.15	1.41000	06/30/20	12/01/29	I/O
Totals		24,800,000.00	24,800,000.00	27,800,000.00		1,421,018.15

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	30317251	MF	NY	06/01/20	2

11/7/2022 - Loan transferred to special servicing on 6/1/20 for 60-day delinquency. Borrower submitted request for debt service relief, citing rent collection issues at the properties but had not provided requested information, cash management setup documents, nor financials. Default notice has been issued and foreclosure process and remedies were to start soon but initially delayed with the moratorium extension. In Oct. 2021, foreclosure action was initiated. In December 2021, the court approved BartonS chwartz as the Receiver and Michael Besen of NYC Management as the property manager. The borrower has since filed objections with the court requesting that the court terminate the receivership already granted and undo our foreclosure action - in August20 22, the court found in lender''s favor. While the borrower may decide to appeal the lower court''s decision, our plan is to continue with foreclosure action. In the interim, the Receiver is managing all properties.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	5,338.89	0.00	0.00	1,294.28	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,338.89	0.00	0.00	1,294.28	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		6,633.17

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the TSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the CF Trust 2019-CF3 transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant and the Hedging Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan

Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27